Common Stock - Additional Information (Details) - USD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Oct. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Feb. 28, 2020	Jan. 31, 2019
Class of Stock [Line Items]
Class of warrants or rights exercise price per share				$ 11.50	$ 11.50
Rigetti Holdings [Member]
Class of Stock [Line Items]
Common stock shares authorized	170,333,338	25,400,000	170,333,338			140,830,491
Adjustment to additional paid in capital warrants issued	$ 1,236,600	$ 1,236,600
Proceeds from warrant excercises	$ 14,980
Warrants To Purchase Class A Common Stock [Member] | Rigetti Holdings [Member]
Class of Stock [Line Items]
Class of warrants or rights excercised during the period units	70,000
Stock shares issued during the period on exercise of warrants	70,000
Series C Redeemable Convertible Preferred Stock | Warrants To Purchase Class A Common Stock [Member] | Rigetti Holdings [Member]
Class of Stock [Line Items]
Class of warrants or rights warrants issued during the period units		6,668,714
Class of warrants or rights term		10 years
Class of warrants or rights exercise price per share		$ 0.01
Common Class A [Member]
Class of Stock [Line Items]
Common stock shares authorized				500,000,000	500,000,000
Class of warrants or rights exercise price per share				$ 11.50	$ 11.50
Common Class A [Member] | Rigetti Holdings [Member]
Class of Stock [Line Items]
Common stock shares authorized						29,502,847
Common stock shares voting rights	one vote	one vote
Common Class A [Member] | QX Branch [Member] | Rigetti Holdings [Member]
Class of Stock [Line Items]
Stock released from escrow shares		147,271
Common Class A [Member] | Customer Warrants [Member] | Rigetti Holdings [Member]
Class of Stock [Line Items]
Class of warrants or rights term	10 years
Class of warrants or rights exercise price per share	$ 0.9067
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		3,406,156
Derivative liabilities at fair value							$ 154,330
Deferred asset reduction of revenue	$ 53,436
Deferred assets in connection with warrants issued to customer	$ 100,893
Common Class A [Member] | Customer Warrants [Member] | Rigetti Holdings [Member] | Maximum [Member]
Class of Stock [Line Items]
Class of warrants or rights vesting percentage	100.00%
Common Class A [Member] | Customer Warrants [Member] | Rigetti Holdings [Member] | Minimum [Member]
Class of Stock [Line Items]
Class of warrants or rights vesting percentage	50.00%
Common Class B [Member]
Class of Stock [Line Items]
Common stock shares authorized				50,000,000	50,000,000
Common Class B [Member] | Rigetti Holdings [Member]
Class of Stock [Line Items]
Common stock shares authorized								25,400,000